ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.   ORGANIZATION AND BASIS OF PRESENTATION

The Company is a limited liability company incorporated in the Cayman Islands on March 3, 2008.

The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries, variable interest entities (the “VIEs”) and VIEs’ subsidiaries, which are mainly located in the People’s Republic of China (the “PRC”). The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries. The Company, its subsidiaries, VIEs and VIEs’ subsidiaries are hereinafter collectively referred to as the “Group”.

The Group is principally engaged in the business of providing express delivery services, freight delivery services, supply chain management services, Store+ services, global logistic services, Ucargo services and capital services. The Group’s principal geographic market is in the PRC.

On September 20, 2017, the Company completed its initial public offering (“IPO”) on the New York Stock Exchange (Note 21).

In November 2020, the Company approved a disposal plan to wind down its Dianjia.com services business by the end of December 31, 2020 and committed to a plan to sell its Wowo convenience stores (“Store+ disposal plan”) in order to increase focus on the Company’s core businesses. As a result, Store+ business related historical financial results are reflected in the Company’s consolidated financial statements as discontinued operations accordingly. See additional disclosures regarding the discontinued operation in Note 4 to the consolidated financial statements.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Details of the Company’s principal subsidiaries, VIEs and VIEs’ subsidiaries as of December 31, 2020 are as follows:

	Place of		Percentage of
	incorporation,		equity interest
	registration and	Date of	attributable
Name of Company	business	incorporation/acquisition	to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation	British Virgin Islands	May 22, 2007	100%	Investment holding
(“BEST BVI”)	(“BVI”)
BEST Logistics Technologies Limited	Hong Kong	May 29, 2007	100%	Investment holding
(“BEST HK”)	(“HK”)
BEST Capital Inc (“BEST Capital”).	Cayman Islands	December 13, 2017	100%	Investment holding

BEST Capital Holding Limited	BVI	December 13, 2017	100%	Investment holding
(“BEST Capital BVI”)
BEST Store Network Limited (“Store Cayman”)	Cayman Islands	July 24, 2017	100%	Investment holding

BEST Store Network Holding Limited	BVI	November 13, 2018	100%	Investment holding
(“Store BVI”)
BEST Store Network Management Limited	HK	November 16, 2018	100%	Investment holding
(“Store HK”)
BEST Capital Management Limited	HK	December 20, 2017	100%	Investment holding
(“BEST Capital HK”)
BEST Logistics Technologies (China) Co., Ltd.	PRC	April 23, 2008	100%	Freight delivery and Supply chain
(“BEST China”)				management services
BEST Store Network (Hangzhou) Co., Ltd.	PRC	May16, 2013	100%	Store + services
(“BEST Store”)
Zhejiang BEST Technology Co., Ltd.	PRC	July 26, 2007	100%	Logistics technical services
(“BEST Technology”)
Xinyuan Financial Leasing (Zhejiang) Co., Ltd.	PRC	January 15, 2015	100%	Financial services
(“BEST Finance”)
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd.	PRC	May 22, 2015	100%	Supply chain
(“BEST Ningbo”)				management services
VIEs
Hangzhou BEST Network Technologies Co., Ltd.	PRC	August 22, 2007	Nil	Express delivery services
(“BEST Network”)
Hangzhou BEST Information Technology Services Co., Ltd. (“BEST Information Technology”)	PRC	October 23, 2019	Nil	Ucargo transportation services

Hangzhou Baijia Commercial consulting Co., Ltd	PRC	December 20, 2019	Nil	Convenience store operations
(“Hangzhou Baijia”)
VIE’s subsidiaries:
Sichuan Wowo Supermarket Chain Co., Ltd.	PRC	May 4, 2017	Nil	Convenience store operations
(“Wowo”)
Shanxi Wowo Supermarket Chain Co., Ltd.	PRC	October 15, 2018	Nil	Convenience store operations
(“Shanxi Wowo”)
BEST UCargo Technologies (Hangzhou) Co., Ltd	PRC	September 8, 2017	Nil	Ucargo transportation services
(“BEST Ucargo”)

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

To comply with PRC laws and regulations which prohibit foreign investors invest in any domestic mail delivery services, the Group operates its express delivery services in the PRC through its VIEs. Despite the lack of technical majority ownership, BEST Technology has effective control of BEST Network through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between BEST Technology and BEST Network. The equity interests of BEST Network are legally held by PRC individuals (the ”nominee shareholders”). Through the Contractual Agreements, the nominee shareholders of BEST Network effectively assign all of their voting rights underlying their equity interests in BEST Network to BEST Technology. In addition, through the terms of the Contractual Agreements, BEST Technology demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of BEST Network. As a result of the Contractual Agreements, the Company has the power to direct the activities of BEST Network that most significantly impact its economic performance and, is entitled to substantially all of the economic benefits from BEST Network through BEST Technology. Therefore, the Company consolidates BEST Network in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10, Consolidation: Overall.

The following is a summary of the Contractual Agreements.

Loan Agreements

BEST Technology has granted interest-free loans with an aggregate amount of RMB13,780 to the nominee shareholders of BEST Network for the purpose of providing funds necessary for the capital injection of BEST Network. The loans are only repayable by the nominee shareholders through a transfer of his or her equity interests in BEST Network to BEST Technology or its designated party unless the nominee shareholders are in breach of the agreement, in which BEST Technology can request immediate repayment of the loans. The loan agreements are effective until full repayment of the loans or BEST Technology agrees to waive the loan.

Exclusive Technical Support and Service Agreement

Pursuant to the Exclusive Technical Support and Service Agreement between BEST Technology and BEST Network, BEST Technology has the exclusive right to provide services to BEST Network related to BEST Network’s business, including but not limited to the management, development and maintenance of software, databases and websites, training and recruitment of employees and other services required by BEST Network. In return, BEST Network agrees to pay a service fee that is based on a predetermined formula based on the financial performance of BEST Network. BEST Technology has the right to unilaterally adjust the service fee. The Exclusive Technical Support and Service Agreement is valid for 20 years and will be automatically renewed on an annual basis unless terminated by BEST Technology at its sole discretion, whereas under no circumstances may BEST Network terminate this agreement.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Exclusive Option Agreement

Under the Exclusive Option Agreement among BEST Technology, BEST Network and nominee shareholders of BEST Network, BEST Technology has (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in BEST Network or all or part of the assets held by BEST Network and (ii) an exclusive right to cause the nominee shareholders to transfer their equity interest in BEST Network to BEST Technology or any designated third party. BEST Technology has the sole discretion to decide when to exercise the option, whether in part or full. The exercise price of the option to purchase all or part of the equity interests in BEST Network or assets held by BEST Network will be the minimum amount of consideration permitted under the then-applicable PRC laws. Any proceeds received by the nominee shareholders from the exercise of the option exceeding the loan amount, distribution of profits or dividends, shall be remitted to BEST Technology, to the extent permitted under PRC laws. The Exclusive Option Agreement will remain in effect until all the equity interests or the assets held by BEST Network are transferred to BEST Technology or its designated party. BEST Technology may terminate the Exclusive Option Agreement at their sole discretion, whereas under no circumstances may BEST Network or its nominee shareholders terminate this agreement.

To ensure that the cash flow requirements of BEST Network’s daily operations are met and/or to set off any losses that may be incurred, the Company is obliged, only to the extent permissible under PRC laws, to provide financial support to BEST Network, whether or not BEST Network actually incurs any such operational loss. The Company will not request repayment if BEST Network or its nominee shareholders are unable to do so. Without the Company’s prior consent, BEST Network and its nominee shareholders shall not enter into any material agreements outside of the ordinary course of business. The Company, at its sole discretion, has the right to decide whether the option and other rights granted under the agreement will be exercised by the Company, BEST Technology or its designated party.

Proxy Agreement

Pursuant to the Proxy Agreement between BEST Technology, BEST Network and its nominee shareholders, each of BEST Network’s shareholders agreed to entrust all the rights to exercise their voting power to the person designated by BEST Technology. The nominee shareholders irrevocably authorize the person designated by BEST Technology as its attorney-in-fact (“AIF”) to exercise on such nominee shareholder’s behalf any and all rights that such shareholder has in respect of its equity interests in BEST Network. BEST Technology has the right to replace the authorized AIF at any time upon written notice but not consent from the other parties. The appointment of any individuals to exercise the powers and rights assigned pursuant to the Proxy Agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company. The Proxy Agreement is valid as long as the nominee shareholders remain shareholders of BEST Network. The nominee shareholders may not terminate the Proxy Agreement or revoke the appointment of the AIF without BEST Technology’s prior written consent.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Proxy Agreement (continued)

Under the Equity Pledge Agreement among BEST Technology, BEST Network and its nominee shareholders; the nominee shareholders of BEST Network have pledged all of their equity interests in BEST Network in favor of BEST Technology to secure the performance by BEST Network and its nominee shareholders under the various contractual agreements, including the Exclusive Technical Support and Service Agreement, Loan Agreements and Exclusive Option Agreement described above. The nominee shareholders further undertake that they will remit any distributions as a result in connection with such shareholder’s equity interests in BEST Network to BEST Technology, to the extent permitted by PRC laws. If BEST Network or any of their respective nominee shareholders breach any of their respective contractual obligations under the above agreements, BEST Technology, as pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose the pledged equity interest. The nominee shareholders of BEST Network agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in BEST Network, without the prior consent of BEST Technology. The Equity Pledge Agreement will be valid until BEST Network and their respective shareholders fulfill all contractual obligations under the above agreements.

Through the design of the Contractual Agreements, the nominee shareholders of BEST Network effectively assigned their full voting rights to the Company, which gives the Company the power to direct the activities that most significantly impact BEST Network’s economic performance. In addition, BEST Technology is entitled to substantially all of the economic benefits from BEST Network. The Company and BEST Technology, as a group of related parties, hold all of the variable interests of BEST Network. The Company has been determined to be most closely associated with BEST Network within the group of related parties. As a result of these Contractual Agreements, the Company is determined to be the primary beneficiary of BEST Network.

To comply with changes to PRC laws and regulations that became effective in 2020 which prohibit foreign ownership of more than 50% of the equity interests in companies that engage in value-added telecommunication services, the Group effected a restructuring of its UCargo transportation services business. In October 2019, BEST China, the nominee shareholders of BEST Information Technology and the Company signed a series of Contractual Arrangements, through which, the Company obtained the power to direct the activities of BEST Information Technology that most significantly impact its economic performance and, is entitled to substantially all of the economic benefits from and is also obligated to absorb the expected losses of BEST Information Technology through BEST China. The Contractual Agreements executed by BEST China, the nominee shareholders of BEST Information Technology and the Company have similar terms as those described above between BEST Technology, BEST Network and its nominee shareholders. As a result, the Company is the primary beneficiary of BEST Information Technology and consolidates the entity in accordance with ASC810-10. At the same time, BEST China transferred its equity interests in BEST Ucargo and its subsidiaries to BEST Information Technology. As the restructuring transaction to transfer the assets and liabilities relating to the UCargo transportation services business described above are between entities under common control and do not change the control at the ultimate parent level, the transaction was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Proxy Agreement (continued)

To comply with changes to PRC laws and regulations which prohibit foreign ownership of the equity interests in companies that engage in tobacco business, the Group effected a restructuring of its convenience store business. In April 2020, BEST Store, the nominee shareholders of Hangzhou Baijia and the Company signed a series of contractual arrangements (“Contractual Arrangements”), through which, the Company obtained the power to direct the activities of Hangzhou Baijia that most significantly impact its economic performance and, is entitled to substantially all of the economic benefits from and is also obligated to absorb the expected losses of Hangzhou Baijia through Best Store. The Contractual Agreements executed by Best Store, the nominee shareholders of Hangzhou Baijia and the Company have similar terms as those described above between BEST Technology, BEST Network and its nominee shareholders. As a result, the Company is the primary beneficiary of Hangzhou Baijia and consolidates the entity in accordance with ASC810-10. At the same time, Best Network transferred its equity interests in Wowo and Shanxi Wowo to Hangzhou Baijia. Best Store, together with Wowo and Shanxi Wowo, which constituted the former Store+ reporting unit, now reflected as discontinue operations (Note 4). As the restructuring transaction are between entities under common control and do not change the control at the ultimate parent level, the transaction was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

In the opinion of the Company’s PRC legal counsel, (i) the ownership structure relating to the VIEs complies with current PRC laws and regulations; and (ii) the Company, BEST Technology, BEST China and Best Store’s contractual arrangements with the respective VIEs and VIEs’ nominee shareholders are valid, binding and enforceable on all parties to these arrangements and do not violate current PRC laws or regulations.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Proxy Agreement (continued)

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	610,189	265,500	40,689
Restricted cash	412,134	104,103	15,954
Accounts and notes receivables, net	224,705	213,851	32,774
Inventories	24,004	15,868	2,432
Prepayments and other current assets	1,415,859	1,924,356	294,921
Short-term investments	150,692	40,276	6,173
Amounts due from related parties	195,811	189,093	28,980
Assets held for sale	64,195	509,419	78,072
Total current assets	3,097,589	3,262,466	499,995
Non-current assets:
Property and equipment, net	2,258,215	3,334,139	510,978
Intangible assets, net	2,838	3,314	508
Goodwill	229,096	229,096	35,110
Non-current deposits	37,191	35,149	5,387
Other non-current assets	269	169	26
Operating lease right-of-use assets	2,051,547	2,003,301	307,019
Restricted cash	38,096	376,535	57,707
Assets held for sale	496,173	—	—
Total non-current assets	5,113,425	5,981,703	916,735
Total assets	8,211,014	9,244,169	1,416,730
LIABILITIES
Current liabilities:
Short-term bank loans	819,000	954,250	146,245
Accounts and notes payable	2,071,644	2,696,142	413,203
Accrued expenses and other liabilities	1,183,998	1,255,516	192,417
Customer advances and deposits and deferred revenue	1,277,064	1,254,966	192,333
Operating lease liabilities	434,067	508,829	77,981
Amounts due to related parties	2,631,540	3,773,795	578,359
Income tax payable	—	4	—
Liabilities held for sale	74,242	193,432	29,645
Total current liabilities	8,491,555	10,636,934	1,630,183
Long-term bank loan	—	961	147
Operating lease liabilities	1,716,027	1,610,698	246,850
Deferred tax liabilities	102	102	16
Other non-current liabilities	133,037	174,441	26,733
Liabilities held for sale	118,704	—	—
Total non-current liabilities	1,967,870	1,786,202	273,746
Total liabilities	10,459,425	12,423,136	1,903,929

The revenue-producing assets that are held by the VIEs comprise mainly of machinery and electronic equipment, express delivery software and consumer goods to be sold in convenience store operations. The VIEs contributed an aggregate of 71%, 69% and 73% of the Group’s consolidated revenue for the years ended December 31, 2018, 2019 and 2020, respectively, after elimination of inter-company transactions.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Proxy Agreement (continued)

As of December 31, 2019 and 2020, RMB450,230 and RMB480,638 (US$73,661) of the VIEs’ restricted cash was pledged for notes payable, short-term loans and long-term loans, respectively, RMB61,488 and RMB69,675 (US$10,678) of the VIEs’ property and equipment was pledged for borrowings from third parties, respectively.

Other than the amounts due to related parties (which are eliminated upon consolidation) all remaining liabilities of the VIEs are without recourse to the primary beneficiary. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the years presented.

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Revenue from continuing operations	17,870,056	22,332,789	21,846,838	3,348,174
Revenue from discontinued operations	592,378	715,106	636,600	97,563
Total revenue	18,462,434	23,047,895	22,483,438	3,445,737

Net income/(loss) from continuing operations	142,063	97,916	(869,592)	(133,271)
Net loss from discontinued operations	(25,174)	(51,212)	(66,250)	(10,153)

Net cash generated from/(used in) continuing operating activities	801,640	1,006,301	(65,529)	(10,043)
Net cash generated from/(used in) discontinued operating activities	26,743	(3,770)	381	58
Net cash used in continuing investing activities	(804,205)	(1,289,195)	(1,166,284)	(178,741)
Net cash used in discontinued investing activities	(16,285)	(4,758)	(735)	(113)
Net cash generated from continuing financing activities	165,376	1,030,277	917,146	140,559
Net cash generated from discontinued financing activities	—	—	5,000	766

In June 2019 and September 2020, BEST Finance transferred certain lease rental and other financing receivables to a securitization vehicle through Xinyuan Leasing Asset Backed Special Plan I and Plan II (collectively the “Plans”), respectively. The Group acts as the servicer of the Plans by providing payment collection services for the underlying lease rental receivables and holds significant variable interests in the Plans through holding the subordinated tranche of asset-backed debt securities and the guarantee provided, from which the Group has the obligation to absorb losses of the Plan that could potentially be significant to the Plans.

1.   ORGANIZATION AND BASIS OF PRESENTATION (CONTINUED)

Proxy Agreement (continued)

Accordingly, the Group is considered the primary beneficiary of the Plans and has consolidated the Plans’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

	As at December 31,	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties	157,345	301,914	46,271
Total current assets	157,345	301,914	46,271
Restricted cash	40,000	90,000	13,793
Amounts due from related parties	140,000	230,000	35,249
Total non-current assets	180,000	320,000	49,042
Total assets	337,345	621,914	95,313

Securitization debt	107,820	96,829	14,840
Amounts due to related parties	49,525	205,085	31,431
Total current liabilities	157,345	301,914	46,271
Amounts due to related parties	180,000	320,000	49,042
Total non-current liabilities	180,000	320,000	49,042
Total liabilities	337,345	621,914	95,313

	As at December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	(297,345)	(234,569)	(35,949)
Net cash generated from financing activities	—	337,345	284,569	43,612